                                                                                           Registration No. 2-11052
                                                                                                   File No. 811-490

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                    [X]

Pre-Effective Amendment No. _____                                                                              [ ]

Post-Effective Amendment No.  88                                                                               [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No.  45

                                                                                                                [X]
                                        OPPENHEIMER TOTAL RETURN FUND, INC.
                                 (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   303-768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                                Robert G. Zack, Esq.

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                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On April  30, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ___________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)

[   ]    On                            pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:

[   ]                                                  This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.